Schedule II TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES Valuation Accounts	12 Months Ended
Dec. 31, 2011
Schedule II TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES Valuation Accounts

Schedule II

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

Valuation Accounts

Years ended December 31, 2011, 2010 and 2009

(All currency expressed in United States dollars in thousands)

	Balance at Beginning of Period	Additions Charged to Expense	Additions/ (Deductions)	Balance at End of Period
December 31, 2009
Accounts receivable, allowance for doubtful accounts	$5,855	$3,304	$(812)	$8,347
December 31, 2010
Accounts receivable, allowance for doubtful accounts	$8,347	$145	$161	$8,653
December 31, 2011
Accounts receivable, allowance for doubtful accounts	$8,653	$3,007	$(3,820)	$7,840